DEBT - Long-term Debt (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2021	Mar. 31, 2020	Jan. 01, 2020	Sep. 30, 2019	Mar. 31, 2012	Sep. 30, 2009	Mar. 31, 2005
Debt
Current	$ 0	$ 87,000,000
Non-Current	5,571,000,000	5,565,000,000
Fair Value	5,136,000,000	6,712,000,000
2021 Senior Notes, net
Debt
Debt instrument principal amount			$ 550,000,000
Debt instrument, interest rate (as a percent)			3.625%
2023 Senior Notes, net
Debt
Debt instrument principal amount	1,000,000,000
Debt instrument, interest rate (as a percent)					3.70%
Current	0	87,000,000
Non-Current	0	0
Fair Value	0	90,000,000
2029 Senior Notes, net
Debt
Debt instrument principal amount						$ 700,000,000
Debt instrument, interest rate (as a percent)						2.80%
Current	0	0
Non-Current	692,000,000	689,000,000
Fair Value	603,000,000	726,000,000
2030 Senior Notes, net
Debt
Debt instrument principal amount				$ 1,000,000,000
Debt instrument, interest rate (as a percent)				2.25%
Current	0	0
Non-Current	987,000,000	985,000,000
Fair Value	810,000,000	994,000,000
2032 Senior Notes, net
Debt
Debt instrument principal amount		$ 1,000,000,000
Debt instrument, interest rate (as a percent)		2.60%
Current	0	$ 0
Non-Current	991,000,000	990,000,000
Fair Value	811,000,000	1,003,000,000
2035 Senior Notes, net
Debt
Debt instrument principal amount									$ 600,000,000
Debt instrument, interest rate (as a percent)									5.875%
Current	0	0
Non-Current	579,000,000	578,000,000
Fair Value	619,000,000	790,000,000
2039 Senior Notes, net
Debt
Debt instrument principal amount								$ 1,100,000,000
Debt instrument, interest rate (as a percent)								6.25%
Current	0	0
Non-Current	860,000,000	860,000,000
Fair Value	933,000,000	1,237,000,000
2042 Senior Notes, net
Debt
Debt instrument principal amount							$ 1,000,000,000
Debt instrument, interest rate (as a percent)							4.875%
Current	0	0
Non-Current	986,000,000	986,000,000
Fair Value	930,000,000	1,270,000,000
2044 Senior Notes, net
Debt
Debt instrument principal amount	450,000,000
Debt instrument, interest rate (as a percent)					5.45%
Current	0	0
Non-Current	481,000,000	482,000,000
Fair Value	430,000,000	602,000,000
Corporate Revolving Credit Facilities
Debt
Debt issuance costs	$ (5,000,000)	$ (5,000,000)